Note 14 - Mining Interests - Disclosure of Detailed Information About Mining Interests (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Assets arising from exploration for and evaluation of mineral resources	$ 509,730	$ 463,391
Producing properties [member]
Statement Line Items [Line Items]
Assets arising from exploration for and evaluation of mineral resources	392,185	367,348
Exploration properties [member]
Statement Line Items [Line Items]
Assets arising from exploration for and evaluation of mineral resources	$ 117,545	$ 96,043